ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative)	Aug. 10, 2023 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Jet Ai Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.0001
Jet Ai Inc [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.0001
Exchange ratio	0.03094529
Jet Ai Inc [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	0.04924242
Business Combination Agreement [Member] | Jet Ai Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.0001